Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Operating expenses
General and administrative	$ 148,616	$ 185,366	$ 155,504
Professional, other fees and salaries	610,052	647,710	424,485
Statute barred payables	0	0	(422,982)
Stock-based compensation	217,965	41,484	360,044
Travel and entertainment	63,360	59,504	24,903
Depreciation of property and equipment	16,492	25,878	28,033
Amortization of patents	0	3,877	8,000
Foreign exchange (gain) loss	(62,613)	(176,477)	222,553
Total operating expenses	993,872	787,342	800,540
Other expenses (income)
Accretion expense	279,834	1,179,603	1,169,921
Interest expense on convertible debt	540,929	469,425	495,809
Other finance expenses	86,352	13,233	84,478
Gain on revaluation of derivative liabilities	(658,503)	(409,607)	(2,547,192)
Loss (gain) on conversion of convertible debentures	21,120	94,326	(9,506)
Loss (gain) on repayment of convertible debentures	27,243	(47,877)	0
Loss on extinguishment of convertible debentures	1,400,823	200,650	1,018,928
Total other expenses	1,697,798	1,499,753	212,438
Loss before income tax provision	(2,691,670)	(2,287,095)	(1,012,978)
Income tax provision	0	0	0
Net loss and comprehensive loss	$ (2,691,670)	$ (2,287,095)	$ (1,012,978)
Weighted average number of outstanding shares, basic (in shares)	490,310,376	451,177,796	422,613,046
Weighted average number of outstanding shares, diluted (in shares)	490,310,376	451,177,796	422,613,046
Loss per share, basic	$ (0.01)	$ (0.01)	$ 0
Loss per share, diluted	$ (0.01)	$ (0.01)	$ 0